Supplement dated March 27, 2020

to the Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information

of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, should be retained for future reference and is in addition to any existing Fund supplements.

Each Fund's Summary Prospectus and Statutory Prospectus is amended to include the following in the section entitled "INVESTMENTS, RISKS AND PERFORMANCE – Principal Risks":

Market Disruption and Geopolitical Risks. International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014– 2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund's shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Funds' shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund's NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund's ability to implement its investment strategy. The Fund's ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Each Fund's Statutory Prospectus is amended to include the following in the section entitled "MORE

ABOUT THE FUND'S PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES, INVESTMENTS AND RISKS – RISKS OF INVESTING IN THE FUND":

Market Disruption and Geopolitical Risks. International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014– 2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could

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negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund's shares. There is no requirement that these entities maintain their investment in the Fund. These shareholders may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There is a risk that such large shareholders or that the Fund's shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund's NAV, liquidity, and brokerage costs. Such redemptions may cause the Fund to have to sell securities at inopportune times or prices. These transactions may adversely affect the Fund's performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle. To the extent a large shareholder in the Fund is an entity subject to domestic and/or international regulations governing banking or other financial institutions, changes in those regulations (e.g., capital requirements) or in the shareholder's financial status may cause or require the shareholder to redeem its investment in the Fund when it otherwise would not choose to redeem that investment. It is also possible that a significant redemption could result in an increase in Fund expenses on account of being spread over a smaller asset base, and therefore make it more difficult for the Fund to implement its investment strategy. Large redemptions could also result in tax consequences to shareholders. The Fund's ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents

PGIM FUNDS
The Prudential Investment Portfolios, Inc.	PGIM Jennison Technology Fund
PGIM Balanced Fund	PGIM QMA Large-Cap Core Equity PLUS Fund
PGIM Jennison Focused Value Fund	PGIM QMA Long-Short Equity Fund
PGIM Jennison Growth Fund	PGIM Short Duration Muni High Income Fund
Prudential Investment Portfolios 2	PGIM US Real Estate Fund
PGIM QMA Commodity Strategies Fund	Prudential Government Money Market Fund, Inc.
PGIM Core Conservative Bond Fund	PGIM Government Money Market Fund
PGIM Jennison Small-Cap Core Equity Fund	Prudential Investment Portfolios, Inc. 14
PGIM QMA Emerging Markets Equity Fund	PGIM Floating Rate Income Fund
PGIM QMA International Developed Markets Index	PGIM Government Income Fund
Fund	Prudential Investment Portfolios, Inc. 15
PGIM QMA Mid-Cap Core Equity Fund	PGIM High Yield Fund
PGIM QMA US Broad Market Index Fund	PGIM Short Duration High Yield Income Fund
PGIM TIPS Fund	Prudential Investment Portfolios 16
Prudential Investment Portfolios 3	PGIM Income Builder Fund
PGIM Global Dynamic Bond Fund	Prudential Investment Portfolios, Inc. 17
PGIM Jennison Focused Growth Fund	PGIM Short Duration Multi-Sector Bond Fund
PGIM QMA Global Tactical Allocation Fund	PGIM Total Return Bond Fund
PGIM QMA Large-Cap Value Fund	Prudential Investment Portfolios 18
PGIM Real Assets Fund	PGIM Jennison 20/20 Focus Fund
PGIM Strategic Bond Fund	PGIM Jennison MLP Fund
Prudential Investment Portfolios 4	Prudential Global Total Return Fund, Inc.
PGIM Muni High Income Fund	PGIM Global Total Return Fund
Prudential Investment Portfolios 5	PGIM Global Total Return (USD Hedged) Fund
PGIM 60/40 Allocation Fund	Prudential Jennison Blend Fund, Inc.
PGIM Jennison Diversified Growth Fund	PGIM Jennison Blend Fund
PGIM Jennison Rising Dividend Fund	Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Day One Income Fund	PGIM Jennison Mid-Cap Growth Fund
Prudential Day One 2015 Fund	Prudential Jennison Natural Resources Fund, Inc.
Prudential Day One 2020 Fund	PGIM Jennison Natural Resources Fund
Prudential Day One 2025 Fund	Prudential Jennison Small Company Fund, Inc.
Prudential Day One 2030 Fund	PGIM Jennison Small Company Fund
Prudential Day One 2035 Fund	Prudential National Muni Fund, Inc.
Prudential Day One 2040 Fund	PGIM National Muni Fund
Prudential Day One 2045 Fund	Prudential Sector Funds, Inc.
Prudential Day One 2050 Fund	PGIM Jennison Financial Services Fund
Prudential Day One 2055 Fund	PGIM Jennison Health Sciences Fund
Prudential Day One 2060 Fund	PGIM Jennison Utility Fund
Prudential Day One 2065 Fund	Prudential Short-Term Corporate Bond Fund, Inc.
Prudential Investment Portfolios 6	PGIM Short-Term Corporate Bond Fund
PGIM California Muni Income Fund	Prudential World Fund, Inc.
Prudential Investment Portfolios 7	PGIM Emerging Markets Debt Hard Currency Fund
PGIM Jennison Value Fund	PGIM Emerging Markets Debt Local Currency Fund
Prudential Investment Portfolios 8	PGIM Jennison Emerging Markets Equity Opportunities
PGIM QMA Stock Index Fund	Fund
PGIM Securitized Credit Fund	PGIM Jennison Global Infrastructure Fund
Prudential Investment Portfolios 9	PGIM Jennison Global Opportunities Fund
PGIM Absolute Return Bond Fund	PGIM Jennison International Opportunities Fund
PGIM International Bond Fund	PGIM QMA International Equity Fund
PGIM QMA Large-Cap Core Equity Fund	The Target Portfolio Trust
PGIM Real Estate Income Fund	PGIM Core Bond Fund
PGIM Select Real Estate Fund	PGIM Corporate Bond Fund
Prudential Investment Portfolios, Inc. 10	PGIM QMA Small-Cap Value Fund
PGIM Jennison Global Equity Income Fund	PGIM ETF Trust
PGIM QMA Mid-Cap Value Fund	PGIM Ultra Short Bond ETF
Prudential Investment Portfolios 12	PGIM Active High Yield Bond ETF
PGIM Global Real Estate Fund	PGIM QMA Strategic Alpha International Equity ETF
PGIM QMA Strategic Alpha Large-Cap Core ETF
PGIM QMA Strategic Alpha Small-Cap Growth ETF
PGIM QMA Strategic Alpha Small-Cap Value ETF